Schedule of related party transactions (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 11,683,445	$ 12,340,322	$ 15,929,773	$ 13,603,949
Brandt Business Services Sdn Bhd [Member]
IfrsStatementLineItems [Line Items]
Revenue		$ 2,358,888	$ 2,332,646	$ 1,209,768